Income taxes - Tax Cuts and Jobs Act and Tax Payments and Receipts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net income tax payments	$ (0.8)	$ 9.3	$ 19.1